Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit from continuing operations	$ 1,136	$ 6,723	$ (10,905)	$ 9,592	$ 6,622
Net loss from discontinued operations		(1,031)	(994)	(27,682)	(16,397)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for doubtful accounts	(3,694)	245	25,981	148	39
Depreciation and amortization	2,840	2,077	5,078	4,055	1,613
Amortization of right-of-use assets	350		619
Share-based compensation of subsidiary	776	830	1,599	1,668	520
Loss on disposal of software and equipment		2		27	29
Change in deferred taxes	(207)	(249)	(1,951)	(1,124)	(2,333)
Fair value income from Short-term investments	(323)
Changes in operating assets and liabilities:
Accounts receivable, net	10,353	(13,894)	(32,640)	(35,071)	1,531
Prepaid expenses and other current asset, net	(38,757)	(1,084)	(3,850)	3,181	(4,065)
Accounts payable	7,647	(17,696)	(5,019)	13,608	53
Deferred revenue			1,858	813	(2,419)
Contract liabilities	497	548
Accrued expenses and other current liabilities	(787)	916	2,548	(14,976)	8,356
Tax payable	(202)	(86)	(280)	(1,026)	1,582
Operating lease liabilities	(321)		(615)
Amount due to related parties	167	1,185	1,485
Net cash used in operating activities of continuing operations	(20,525)	(20,483)	(16,092)	(19,105)	11,528
Net cash used in operating activities of discontinued operations		(54)	(52)	(6,462)	7,104
Total net cash used in operating activities	(20,525)	(20,537)	(16,144)	(25,567)	18,632
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of software and equipment	(577)	(1,082)	(4,351)	(1,284)	(9,488)
Purchase short-term investment		(105)		(9,839)	(10,084)
Purchase of long-term investment					(297)
Proceeds from sale of short-term investment	4,784		149
Purchase of other non-current assets	(3,310)		(1,200)	(8,968)	(9,168)
Net cash (used in) provided by investing activities of continuing operations	897	(1,187)	(5,402)	(20,091)	(29,037)
Net cash used in investing activities of discontinued operations		(537)	(517)	(591)	(126)
Total net cash (used in) provided by investing activities	897	(1,724)	(5,919)	(20,682)	(29,163)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from short-term bank loans	68,271	70,564	122,249	76,812	77,722
Repayments of short-term bank loans	(53,418)	(43,942)	(111,103)	(70,193)	(60,036)
Contribution from non-controlling shareholders					33,097
Repurchase of non-controlling interests		(496)	(510)	(1,184)	(1,090)
Dividend paid to non-controlling shareholders				(6,620)
Proceeds from Private Placement	21,737
Net cash paid on reverse recapitalization	(482)
Payment for the offering cost	(623)
Net cash provided by financing activities of continuing operations	35,485	26,126	10,636	(1,185)	49,693
Net cash provided by financing activities of discontinued operations				1,119	(5,816)
Total net cash provided by financing activities	35,485	26,126	10,636	(66)	43,877
Effect of exchange rate changes	(1,661)	(1,463)	(2,573)	1,827	3,098
Net change in cash and restricted cash	14,196	2,402	(14,000)	(44,488)	36,444
Cash and restricted cash, beginning of the period	23,917	37,917	37,917	82,405	45,961
Cash and restricted cash, end of the period	38,113	39,749	23,917	37,917	82,405
Less: cash of discontinued operations at end of the period				570	2,856
Cash and restricted cash at end of the period for continuing operations	38,113	39,749	23,917	37,347	79,549
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	35,460	36,958	21,200	34,517	76,883
Restricted cash	2,653	2,791	2,717	2,830	2,666
Total cash and restricted cash	38,113	39,749	23,917	37,347	79,549
Supplemental disclosures of cash flow information:
Income tax paid	1,128	1,108	2,459	3,472	2,309
Interest expense paid	1,704	2,271	3,780	3,087	2,485
Supplemental disclosures of non-cash activities:
Disposal of Shengda Group		24,042	23,222
Decrease of accrued expenses and other current liabilities due to vest of restricted shares			311	311
Purchase of software and equipment by using accrued expenses and other current liabilities					1,720
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses			972
Software and equipment transferred from other non-current assets			12,150
Previously Reported
CASH FLOWS FORM FINANCING ACTIVITIES
Cash and restricted cash, beginning of the period	$ 23,917	$ 37,347	37,347
Cash and restricted cash, end of the period			$ 23,917	$ 37,347